UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21147
Eaton Vance Insured California Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	December 31, 2006

Item 1. Schedule of Investments

Eaton Vance Insured California Municipal Bond Fund                                                      as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 157.3%

Principal
Amount
(000’s omitted)	Security	Value
General Obligations — 8.3%
$6,165	California, 4.75%, 6/1/35	$6,291,321
6,750	California, 5.25%, 4/1/30	7,114,837
3,250	California, 5.25%, 4/1/34	3,480,815
9,975	California, 5.50%, 11/1/33	10,936,989
		$27,823,962
Hospital — 11.3%
$2,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$2,122,760
5,575	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	5,800,063
10,900	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	11,316,707
3,650	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	3,792,642
3,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	4,082,039
4,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	4,253,520
3,360	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	3,535,896
3,005	Washington Township Health Care District, 5.25%, 7/1/29	3,087,938
		$37,991,565
Insured-Electric Utilities — 2.9%
$4,000	Sacramento, Municipal Electric Utility District, (FSA), 5.00%, 8/15/28	$4,167,880
5,380	Sacramento, Municipal Electric Utility District, (MBIA), 5.00%, 8/15/28	5,621,185
		$9,789,065
Insured-Escrowed/Prerefunded — 6.9%
$7,540	Foothill/Eastern, Transportation Corridor Agency, Escrowed to Maturity (FSA), 0.00%, 1/1/21	$4,172,334
2,575	San Francisco, Bay Area Rapid Transportation District Sales Tax Revenue, Prerefunded to 7/1/11, (AMBAC), 5.00%, 7/1/26	2,730,839
10,035	San Francisco, Bay Area Rapid Transportation District Sales Tax Revenue, Prerefunded to 7/1/11, (AMBAC), 5.00%, 7/1/31	10,642,318
5,150	San Francisco, Bay Area Rapid Transportation District Sales Tax Revenue, Prerefunded to 7/1/11, (AMBAC), 5.125%, 7/1/36	5,488,303
		$23,033,794
Insured-General Obligations — 34.4%
$2,840	Azusa, Unified School District, (FSA), 0.00%, 7/1/25	$1,276,126
3,290	Azusa, Unified School District, (FSA), 0.00%, 7/1/27	1,342,353
6,030	Burbank, Unified School District, (FGIC), 0.00%, 8/1/21	3,241,607
2,180	Ceres, Unified School District, (FGIC), 0.00%, 8/1/25	976,030

$10,000	Chabot-Las Positas, Community College District, (AMBAC), 0.00%, 8/1/32	$2,897,400
10,000	Chabot-Las Positas, Community College District, (AMBAC), 0.00%, 8/1/36	2,350,900
10,000	Chabot-Las Positas, Community College District, (AMBAC), 0.00%, 8/1/37	2,229,500
32,755	Chabot-Las Positas, Community College District, (AMBAC), 0.00%, 8/1/44	5,098,971
3,000	Chino Valley, Unified School District, (FSA), 5.00%, 8/1/26	3,166,830
10,600	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/33	2,712,752
25,000	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/34	6,045,500
7,725	Escondido, (Election of 2004), (MBIA), 4.75%, 9/1/36	8,010,825
2,300	Huntington Beach, City School District, (Election of 2004), (MBIA), 4.50%, 8/1/29	2,317,043
1,835	Huntington Beach, City School District, (FGIC), 0.00%, 8/1/24	859,330
2,060	Huntington Beach, City School District, (FGIC), 0.00%, 8/1/25	922,303
2,140	Huntington Beach, City School District, (FGIC), 0.00%, 8/1/26	912,325
2,000	Jurupa, Unified School District, (FGIC), 0.00%, 8/1/23	981,080
2,000	Jurupa, Unified School District, (FGIC), 0.00%, 8/1/26	852,640
2,235	Kings Canyon, Joint Unified School District, (FGIC), 0.00%, 8/1/25	1,000,654
10,000	Los Angeles, Unified School District, (Election of 1997), (MBIA), 5.125%, 1/1/27	10,789,100
3,225	Modesto, High School District, Stanislaus County, (FGIC), 0.00%, 8/1/24	1,510,267
11,190	Oakland, Unified School District, Alamedia County, (Election of 2006), (FSA), 4.375%, 8/1/28	11,096,899
5,000	Riverside, Unified School District, (FGIC), 5.00%, 2/1/27	5,259,400
10,000	San Diego, Unified School District, (FGIC), 0.00%, 7/1/22	5,154,500
10,000	San Diego, Unified School District, (FGIC), 0.00%, 7/1/23	4,922,900
8,000	San Juan, Unified School District, (FSA), 0.00%, 8/1/21	4,300,640
5,000	San Mateo County, Community College District, (FGIC), 0.00%, 9/1/22	2,558,950
4,365	San Mateo County, Community College District, (FGIC), 0.00%, 9/1/23	2,133,525
3,955	San Mateo County, Community College District, (FGIC), 0.00%, 9/1/25	1,764,365
5,240	San Mateo, Union High School District, (FGIC), 0.00%, 9/1/21	2,806,963
2,740	Santa Ana, Unified School District, (MBIA), 5.00%, 8/1/32	2,859,875
2,000	Santa Barbara, High School District, (Election of 2000), (FSA), 4.50%, 8/1/25	2,030,560
5,915	Santa Clara, Unified School District, (Election of 2004), (FSA), 4.375%, 7/1/30	5,854,963
3,825	Union Elementary School District, (FGIC), 0.00%, 9/1/24	1,784,822
3,000	Ventura County, Community College District, (MBIA), 5.00%, 8/1/27	3,166,830
		$115,188,728

Insured-Hospital — 6.0%
$19,495	California Health Facilities Financing Authority, (Sutter Health), (MBIA), 5.00%, 8/15/38	$20,044,954
		$20,044,954
Insured-Lease Revenue / Certificates of Participation — 19.5%
$2,000	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/30	$694,240
30,000	Anaheim, Public Financing Authority Lease Revenue, (Public Improvements), (FSA), 5.00%, 3/1/37	30,453,300
11,915	California Public Works Board Lease Revenue, (California Community College), (FGIC), 4.00%, 10/1/30	11,207,964
1,000	California Public Works Board Lease Revenue, (Department of General Services), (AMBAC), 5.00%, 12/1/27	1,051,700
15,000	San Jose, Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/37	15,592,950
5,850	Shasta, Joint Powers Financing Authority, (County Administration Building), (MBIA), 5.00%, 4/1/29	6,122,786
		$65,122,940
Insured-Other Revenue — 5.4%
$11,900	Golden State Tobacco Securitization Corp. (AGC), 5.00%, 6/1/45	$12,461,561
5,250	Golden State Tobacco Securitization Corp., (Tobacco Settlement Revenue), (FGIC), 5.00%, 6/1/35	5,547,098
		$18,008,659
Insured-Private Education — 0.5%
$1,560	California Educational Facilities Authority, (St. Mary’s College of California), (MBIA), 5.125%, 10/1/26	$1,660,511
		$1,660,511
Insured-Public Education — 9.0%
$1,000	California State University, (AMBAC), 5.125%, 11/1/26	$1,060,680
15,000	University of California, (FGIC), 5.125%, 9/1/30	15,778,200
12,965	University of California, General Revenues, (FGIC), 4.75%, 5/15/37	13,374,564
		$30,213,444
Insured-Sewer Revenue — 5.7%
$18,350	Livermore-Amador Valley, Water Management Agency, (AMBAC), 5.00%, 8/1/31	$19,022,161
		$19,022,161
Insured-Special Assessment Revenue — 5.6%
$1,800	Murrieta, Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32	$1,898,064
7,000	Pomona, Public Financing Authority, (MBIA), 5.00%, 2/1/33	7,220,080
6,110	Santa Cruz County, Redevelopment Agency Tax, (MBIA), 5.00%, 9/1/35	6,455,032
3,000	Tustin, Unified School District, (FSA), 5.00%, 9/1/38	3,120,600
		$18,693,776

Insured-Special Tax Revenue — 8.0%
$10,465	Ceres, Redevelopment Agency Tax, (AMBAC), 4.00%, 11/1/36	$9,617,963
2,500	North City, School Facility Financing Authority, (AMBAC), 0.00%, 9/1/26	1,057,850
925	San Francisco, Bay Area Rapid Transportation District Sales Tax Revenue, (AMBAC), 5.00%, 7/1/26	965,506
3,595	San Francisco, Bay Area Rapid Transportation District Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	3,749,405
1,850	San Francisco, Bay Area Rapid Transportation District Sales Tax Revenue, (AMBAC), 5.125%, 7/1/36	1,939,688
9,645	San Francisco, Bay Area Rapid Transportation District Sales Tax Revenue, (FSA), 4.25%, 7/1/36	9,303,663
		$26,634,075
Insured-Transportation — 6.2%
$4,850	Los Angeles County, Metropolitan Transportation Authority, (AMBAC), 4.50%, 7/1/32	$4,878,955
13,940	Sacramento County, Airport System, (FSA), 5.00%, 7/1/27	14,528,268
3,445	San Joaquin Hills, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/30	1,257,907
		$20,665,130
Insured-Utilities — 4.6%
$14,750	Los Angeles, Department of Water and Power, (MBIA), 5.125%, 7/1/41	$15,323,775
		$15,323,775
Insured-Water and Sewer — 1.7%
$4,205	Calleguas Las Virgines, Public Financing Authority Reveune (Municipal water District), (MBIA), 4.25%, 7/1/32	$4,000,511
1,570	San Francisco, City and County Public Utilities Commission, (FSA), 4.50%, 11/1/31	1,580,032
		$5,580,543
Insured-Water Revenue — 14.1%
$8,180	California Water Resource, (Central Valley), (FGIC), 5.00%, 12/1/29 (1)	$8,624,910
950	Contra Costa, Water District, (FSA), 4.50%, 10/1/27	954,988
5,500	Contra Costa, Water District, (FSA), 4.50%, 10/1/31	5,519,525
2,000	East Bay, Municipal Utility District Water System, (MBIA), 5.00%, 6/1/26	2,086,040
9,000	Los Angeles, Department of Water and Power, Water Revenue, (FGIC), 5.00%, 7/1/43	9,431,730
10,000	Metropolitan Water District, (FGIC), 5.00%, 10/1/36	10,568,100
1,750	San Diego, (Water Utility Fund), (FGIC), 4.75%, 8/1/28	1,764,175
8,330	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	8,076,435
		$47,025,903

Lease Revenue/Certificates of Participation — 0.8%
$2,570	Sacramento, City Financing Authority, 5.40%, 11/1/20	$2,868,377
		$2,868,377
Water Revenue — 6.4%
$21,180	Southern California, Metropolitan Water District, 5.00%, 7/1/37	$21,554,462
		$21,554,462
Total Tax-Exempt Investments — 157.3% (identified cost $502,412,790)		$526,245,824
Other Assets, Less Liabilities — 1.0%		$3,351,684
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.3)%		$(195,082,557)
Net Assets Applicable to Common Shares — 100.0%		$334,514,951

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 82.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 22.9% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
03/07	617 U.S. Treasury Bond	Short	$(70,437,068)	$(68,756,938)	$1,680,130

Interest Rate Swaps

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Citigroup whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $13,200,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates on August 16, 2027, is recorded as a receivable for open swap contracts of $23,038, on December 31, 2006.

At December 31, 2006, the Fund had entered into an interest rate swap with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $13,200,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a receivable for open swap contracts of $46,833, on December 31, 2006.

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$501,954,335
Gross unrealized appreciation	$24,396,859
Gross unrealized depreciation	(105,370)
Net unrealized appreciation	$24,291,489

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured California Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	February 26, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	February 26, 2007